Income taxes (Reconciliation of Unrecognized Tax Benefits on Domestic and Foreign Tax Positions) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Reconciliation for unrecognized tax benefits on the Company's domestic and foreign tax positions
Gross unrecognized tax benefits at beginning of year	$ 41	$ 46	$ 52
Increases for:
Tax positions related to the current year	4	4	4
Decrease for:
Tax positions related to prior years	(3)	(8)	(8)
Settlements	(1)	(1)	(2)
Gross unrecognized tax benefits at end of year	41	41	46
Adjustments to reflect tax treaties and other arrangements	(16)	(13)	(14)
Net unrecognized tax benefits at end of year	$ 25	$ 28	$ 32